Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Growth Fund
ASTON/Barings International Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/Pictet International Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Independent Value Fund
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Long-Short Fund
ASTON/Harrison Street Real Estate Fund	ASTON/River Road Select Value Fund
ASTON/Herndon Large Cap Value Fund	ASTON/River Road Small Cap Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/Silvercrest Small Cap Fund
ASTON/LMCG Emerging Markets Fund	ASTON/TAMRO International Small Cap Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/TAMRO Small Cap Fund
ASTON/Montag & Caldwell Balanced Fund	ASTON/TCH Fixed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 4, 2015 to the Statements of Additional Information for

the Funds (collectively, the “SAIs”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the SAIs and should be retained and read in conjunction with the SAIs. Keep it for future reference.

TRUST OFFICER UPDATE

Effective September 30, 2015, Mr. Jeffrey T. Cerutti was appointed Chief Executive Officer and President of the Trust. The following information replaces, in its entirety, the information in the subsections relating to “Officer(s) Who are Not Trustees” of the “Trustees and Officers of the Trust” sections of the SAIs:

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Officer(s) Who Are Not Trustees

Jeffrey T. Cerutti c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 47 Chief Executive Officer and President	Since 2015	Chief Executive Officer and President, Aston Funds (2015–present); Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010)	N/A	N/A	N/A

Gerald F. Dillenburg, CPA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 48 Senior Vice President, Chief Operating Officer and Chief Compliance Officer	Since 1996	Chief Compliance Officer, Aston Asset Management, LLC (2006-present); Chief Financial Officer, Aston Asset Management, LLC (2006-2010)	N/A	N/A	N/A

Mark J. Duggan c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 50 Secretary and Chief Legal Officer	Since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015-Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015- Present); Attorney, K&L Gates, LLP (2009- 2015)	N/A	N/A	N/A

Laura M. Curylo, CPA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 46 Chief Financial Officer and Treasurer	Since 2010	Chief Financial Officer, Aston Asset Management, LLC (2010-present); Vice President and Controller, Aston Asset Management, LLC (2006-present)	N/A	N/A	N/A

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

SUP SAI 1115

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